Note 6 - Commitments	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Commitments Disclosure [Text Block]
6 .	Commitments

Lease Agreement

We lease approximately
8
,400
square feet of office and laboratory space pursuant to an operating lease which expires on
December 31, 2018.
Rent expense for the years ended
December 31, 2017,
2016
and
2015
was
$151,748,
$149,288,
and
$146,092,
respectively. Future minimum lease payments total
$156,545
in
2018.

Other Commitments

In the normal course of business, we
may
enter into various firm purchase commitments related to production and testing of our vaccine material, conduct of clinical trials, and other research-related act ivities. As of
December 31, 2017,
we had approximately
$79,000
of unrecorded outstanding purchase commitments to our vendors and subcontractors, all of which we expect will be due in
2018.
We expect this entire amount to be reimbursable to us pursuant to currently outstanding government grants.